Investment Strategy - BNY Mellon Responsible Horizons Corporate Bond ETF	Jun. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund's investment in corporate debt securities typically includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging market countries and securities denominated in foreign currencies.

The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. As of the date of this Prospectus, a significant portion of the fund's assets were invested in securities of companies located in the broader European region, although this may change from time to time.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa3/BBB- or higher) or the unrated equivalent as determined by the fund's sub-adviser, Insight North America LLC (INA), an affiliate of the Adviser. The fund, however, may invest up to 20% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by INA. The fund's investments, at the time of purchase, will have a minimum rating of B-, using ratings from Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), or the unrated equivalent as determined by INA. If all three rating agencies rate an investment and the ratings are not the same, the fund will use the middle rating (e.g., if the ratings are A, A and B, the rating will be A). If only two of the rating agencies rate an investment and the ratings are not the same, the fund will use the lower of the two ratings (e.g., if the ratings are A and B, the rating will be B).

There are no restrictions on the average maturity or duration of the fund's portfolio or on the maturities or duration of the individual debt securities the fund may purchase. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

INA uses a combination of external and/or internal ESG research, as well as "bottom-up" credit research and relative value assessments, to evaluate potential investments for the fund's portfolio. The ESG evaluation includes: (1) INA's assessment of the overall suitability of an issuer based on INA's proprietary ESG score; and (2) screening out issuers, industries and/or sectors which are deemed by INA to not be suitable for the fund, as set forth below.

INA assigns an ESG score to an issuer based on INA's evaluation of (1) ESG-related proprietary data and/or data provided by third-party providers (e.g., index providers and consultants), including research, reports, screenings, ratings and/or analysis, and/or (2) the issuer's vulnerability to ESG risk, in each case, generally based on the ESG criteria below:

• Environmental analysis, which may include an assessment of material environmental issues, such as carbon emissions, water management, energy sources and uses, hazardous materials, environmental benefits, natural resources, biodiversity, land rehabilitation and the risks presented by physical threats such as extreme weather events.

• Social analysis, which may include an assessment of material social issues, such as human rights, human capital management, diversity and inclusion, supply chain management, labor standards, health and safety, business ethics, including consumer protection, and avoidance of corruption in all forms, including extortion and bribery.

• Governance analysis, which may include an assessment of corporate governance structures and processes and takes into account the particular company circumstances and regulatory restrictions, guidelines and established best practices with respect to board structure, including the balance between executive and independent board representation, succession planning, capital structure, remuneration, risk management, internal controls, shareholder rights, ownership structure and transparency.

INA considers environmental, social and governance data and risk when determining an issuer's ESG score; however, INA places the greatest emphasis on the environmental, social and/or governance-related data and risk it considers most relevant to the issuer's industry. ESG scores range from 1 (best) to 5 (worst), and securities of issuers with scores of 5 at the time of consideration will be ineligible for inclusion in the fund's portfolio.

If INA determines that data from third party sources prevents the issuer from being a candidate for investment by the fund, INA may not assign the issuer an ESG score.

To the extent the fund holds a security of an issuer whose ESG score has deteriorated so that it would no longer be eligible for purchase, the fund may continue to hold such security for up to twelve months. During this time, INA will engage with the issuer in an effort to implement improvements. If, after twelve months, INA does not believe sufficient improvements have been or will be made, the security will be sold.

Issuers also will be excluded where:

● the issuer's revenue, at the time of consideration and based on available information, exceeds certain thresholds (generally 0%-5% depending on the product, industry or sector, except for Coal Power generation, which may not be more than 10% of an issuer's revenue) derived from products, or they are in an industry and/or sector, that are considered unsuitable for the fund based on their vulnerability to ESG risk (for example, tobacco, cannabis, gambling, controversial weapons and coal extraction) and the risk they potentially pose to fund performance;

● the issuer no longer meets the minimum standards of practice represented by a widely accepted global convention, such as, but not limited to, the Universal Declaration of Human Rights, the ILO Declaration on Fundamental Principles and Rights at Work, or the UN Global Compact;

● the issuer is deemed highly carbon intensive. Highly carbon intensive is defined as having greater than 2,000 tons of total scope 1 and 2 emissions per $1 million of revenue (scope 1 emissions refer to direct emissions from owned or controlled sources; scope 2 emissions refer to indirect emissions from the generation of purchased electricity, steam, heating, and cooling consumed by the reporting company); and/or

● the issuer is in a sector deemed by INA to be contributing to climate change due to higher carbon emissions and/or reliance on fossil fuels (for example, the energy or chemical sector) and the issuer is not Net Zero aligned or aligning, as determined by INA. An issuer is considered 'Net Zero aligned' if, in the opinion of INA, it has an investment plan or business model consistent with the long-term global warming target of the Paris Agreement, a binding international treaty agreement on climate change. An issuer is considered 'aligning' if it is taking steps to attain alignment (e.g., through target setting, disclosure and decarbonization strategy) but has not yet achieved full alignment.

In determining such exclusions, INA considers qualitative and quantitative information and data from internal and/or external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis. There may be situations where the fund will invest in a security of a company identified for exclusion. This may arise where (i) INA believes a bond's proceeds will be exclusively applied to finance or re-finance in part or in full projects with positive environmental and/or social impacts and/or projects that are defined as "environmentally sustainable economic activities" by the European Union (EU) Taxonomy Regulation (i.e., "Use-of-Proceeds Impact Bonds"); and (ii) INA believes the issuer of the Use-of-Proceeds Impact Bond has a clearly defined, long-term plan to address the issue that would otherwise cause its exclusion. The fund aims to invest at least 20% of its net assets, in the aggregate, in (a) Use-of-Proceeds Impact Bonds and (b) bonds issued by companies or institutions determined by INA to have more than 50% of their revenue streams linked to positive environmental and/or social impacts using the UN Sustainable Development Goals as a guide to environmental or social targets or where at least 50% of their economic activities are defined as "environmentally sustainable economic activities" by the EU Taxonomy Regulation.

In addition to ESG considerations, INA primarily uses "bottom-up" credit research and analysis in its selection of securities. This involves an assessment of the creditworthiness of the issuer incorporating an analysis of key credit metrics, such as leverage and cash flow. A relative value assessment of the issuer's debt instruments against comparable debt instruments may also be undertaken to supplement credit research and analysis. This approach aims to identify U.S. and foreign investments with attractive total return generating potential.

The fund's sub-adviser may sell a security as a result of one or more of the following:

● Due to excessive valuations or in anticipation of pricing declines;

● The security subsequently fails to meet the investment criteria;

● The fundamental profile deteriorates;

● A more attractive security is found;

● Due to a change in macroeconomic outlook; or

● To meet anticipated liquidity needs.

The fund may, but is not required to, take long and short positions in derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, to manage the average duration of the fund's portfolio, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest primarily include options, futures and options on futures (including those relating to securities, indices and foreign currencies), forward contracts and swap agreements. To the extent such derivative instruments have similar economic characteristics to corporate debt securities as described in the fund's policy with respect to the investment of at least 80% of its net assets, the market value of such instruments will be included in the 80% policy. To the extent the fund invests in a derivative with a single underlying corporate debt security, INA will apply its ESG scoring and screening criteria to the issuer of the underlying security and not the issuer of the derivative. To the extent the fund invests in a derivative referencing an index, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuers comprising an index referenced by the derivative. The fund may enter into derivatives referencing government bonds for duration management purposes and may also invest in currency derivatives to manage foreign currency risk. To the extent the fund invests in these types of derivatives, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuer of the bond/currency.